DISCONTINUED OPERATIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2024	Dec. 31, 2023	Jun. 24, 2022	May 16, 2022
Total assets of discontinued operations	$ 0	$ 0	$ 0
Letter of credit	344,166	344,166
Term loan	134,681	134,681
Discontinued inventory	237,091
Fixed assets	15,447
Accounts Payable and Accrued Liabilities [Member]
Accrued interest and fees	$ 54,256	$ 54,256
Catherine Chis [Member]
Accrues per interest					$ 28.60
Line of credit					$ 141,415
Catherine Chis [Member] | Letter of Credit [Member]
Face value of LOC					$ 352,415
Accrues per interest					$ 63.65
Power Conversion Technologies Inc [Member]
Accrues per interest				$ 28.60
Line of credit				$ 142,473
Power Conversion Technologies Inc [Member] | Letter of Credit [Member]
Face value of LOC				$ 354,774
Accrues per interest				$ 63.65